Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Securities
Amortized cost	[1]	$ 107,444	$ 115,188
Loans
Consumer instalment and other personal		93,056	92,687
Credit cards		13,520	13,612
Business and government		392,637	384,993
Deposits		996,832	982,440
Securitization and structured entities' liabilities		46,794	40,164
Other liabilities		33,982	36,720
Subordinated debt		8,554	8,377
Fair Value [member]
Securities
Amortized cost		98,878	106,461
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost		107,444	115,188
Loans
Residential mortgages		193,963	190,666
Consumer instalment and other personal		92,212	91,889
Credit cards		12,942	13,030
Business and government		376,355	369,776
Loans net of allowance for loan losses		675,472	665,361
Deposits		940,186	928,332
Securitization and structured entities' liabilities		21,697	21,850
Other liabilities		3,098	2,929
Subordinated debt		8,554	8,377
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost		98,878	106,461
Loans
Residential mortgages		191,754	188,848
Consumer instalment and other personal		92,037	91,513
Credit cards		12,942	13,030
Business and government		376,720	370,101
Loans net of allowance for loan losses		673,453	663,492
Deposits		940,831	928,689
Securitization and structured entities' liabilities		21,667	21,653
Other liabilities		2,842	2,669
Subordinated debt		$ 8,752	$ 8,543

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2024).